Shareholder Report, Holdings (Details) - Pinnacle Value Fund	Jun. 30, 2025
Gulf Island Fabrication [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Hurco Cos [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Unifi Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Culp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Weyco Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Ingles Markets [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Seaboard Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Bristow Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Stealthgas Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Aer Sale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Seaboard [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Sprott Gold Miners E T F [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Sprott Junior Gold Miners E T F [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Stealthgas [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Diodes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Culp [Member]
Holdings [Line Items]
Percent of Total Investments	(1.80%)
Unifi [Member]
Holdings [Line Items]
Percent of Total Investments	(0.90%)
Weyco [Member]
Holdings [Line Items]
Percent of Total Investments	(0.40%)
Shoe Carnival Inc [Member]
Holdings [Line Items]
Percent of Total Investments	(0.30%)
Op Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	(0.30%)
Government Money Mkt Funds [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
Consumer Goods Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Apparel Textiles [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Industrial Goods Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Construction Fabrication [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Banks And Thrifts [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Insurance [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Closed End E T Fs [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%